Bank Properties and Equipment (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Bank Properties and Equipment (Textual) [Abstract]
Depreciation expense	$ 5.7	$ 6.3	$ 5.4